Oct-20-06 09:12am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-416 P.002/004 F-784

[redacted]

CIK 1368900

Paras Madho
Director
Securities Operations

NYSE Group

06061008

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTNYS

RECD S.E.C.
OCT 2 ? 2006
1086

1-33091

October 20, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, GateHouse Media, Inc., Common Stock, par value $0.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on October 20, 2006. Tentative listing date – October 25, 2006.

Sincerely,

Paras Madho

PROCESSED
NOV 0 1 2006
THOMSON
FINANCIAL